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
SUPPLEMENT NO. 1                                PROSPECTUS
DATED FEBRUARY 13, 2004 TO                         DATED                            FOR
-------------------------------------------------------------------------------------------------------------
                                           FEBRUARY 1, 2004    State Street Research Mid-Cap Growth Fund
                                                               State Street Research Emerging Growth Fund

                                           SEPTEMBER 1, 2003   State Street Research Large-Cap Analyst Fund

                                           MAY 1, 2003         State Street Research Investment Trust

                                           AUGUST 1, 2003      State Street Research Asset Allocation Fund
                                                               State Street Research High Income Fund

                                           NOVEMBER 1, 2003    State Street Research Global Resources Fund
                                                               State Street Research Large-Cap Value Fund
                                                               State Street Research Mid-Cap Value Fund

SUPPLEMENT NO. 2
DATED FEBRUARY 13, 2004 TO
-------------------------------------------------------------------------------------------------------------
                                           MARCH 1, 2003       State Street Research Legacy Fund

                                           JULY 1, 2003        State Street Research Health Sciences Fund

                                           MARCH 1, 2003       State Street Research Government Income Fund

                                           FEBRUARY 1, 2004    State Street Research Aurora Fund

                                                                   SSR-8300-0204
               [STATE STREET RESEARCH LOGO]      Control Number: (exp0205)SSR-LD

ACCOUNT POLICIES

The Prospectus section "Account Policies - Exchange Privileges" is revised in its entirety to read as follows:

EXCHANGE PRIVILEGES AND FREQUENT TRADING POLICIES There is no fee to exchange shares among State Street Research funds. Your new fund shares will be the equivalent class of your current shares. Any contingent deferred sales charges will continue to be calculated from the date of your initial investment. For Merrill Lynch customers, exchange privileges extend to Summit Cash Reserves Fund, which is related to the fund for purposes of investment and investor services.

Frequent trading into and out of a fund can harm all fund shareholders by disrupting the fund's investment strategies, increasing fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The fund is designed for long-term investors, and is not intended for market timing or other disruptive trading activities. The fund's Trustees have approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their fund investments as their financial needs or circumstances change.

The fund generally limits each shareholder account to six significant "round trips" per fund per calendar year. For purposes of this policy, a "round trip" is a movement out of a fund (by way of redemption or the exchange privilege) and back into the same fund (by way of purchase or the exchange privilege). Also, a round trip is "significant" if both movements exceed a dollar amount used by State Street Research as a benchmark for identifying trades that may be disruptive to the fund. State Street Research has discretion to interpret this policy and may waive unintentional or minor violations if it determines that doing so does not harm the interests of fund shareholders. This policy does not apply to trading through the Investamatic program, the Systematic Withdrawal Plan or the Systematic Exchange plan.

In addition to this specific policy, the fund reserves the right to reject or restrict purchase or exchange requests for any other reason, particularly when the shareholder's trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the fund nor State Street Research will be liable for any losses resulting from rejected purchase or exchange orders. State Street Research may also bar an investor who has violated these policies (and the investor's financial adviser) from opening new accounts with State Street Research funds or restrict their current accounts to redemptions.

Although the fund attempts to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the fund will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the fund. The ability of the fund to detect excessive trading practices with respect to shares held through omnibus arrangements is limited, and trading patterns representing a significant percentage of shareholders' account activity may not be monitored by the fund. In addition, the exchange limit may be modified for accounts in certain so-called supermarket programs and retirement plans because of plan exchange limits or Department of Labor regulations.
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                              SUPPLEMENT DATED FEBRUARY 13, 2004


                        TO
THIS IS                 STATEMENT OF ADDITIONAL
SUPPLEMENT #            INFORMATION DATED                                          FOR
-----------------       ------------                       ---------------------------------------------------------------

     4                  March 1, 2003                      State Street Research Government Income Fund
                                                                A SERIES OF STATE STREET RESEARCH FINANCIAL TRUST

     4                  March 1, 2003                      State Street Research Legacy Fund
                                                                A SERIES OF STATE STREET RESEARCH SECURITIES TRUST

     3                  May 1, 2003                        State Street Research Investment Trust
                                                                A SERIES OF STATE STREET RESEARCH MASTER INVESTMENT TRUST

     3                  July 1, 2003                       State Street Research Health Sciences Fund
                                                                A SERIES OF STATE STREET RESEARCH FINANCIAL TRUST

     3                  August 1, 2003                     State Street Research High Income Fund
                                                                A SERIES OF STATE STREET RESEARCH INCOME TRUST

     3                  August 1, 2003                     State Street Research Asset Allocation Fund
                                                                A SERIES OF STATE STREET RESEARCH INCOME TRUST

     3                  September 1, 2003                  State Street Research Large-Cap Analyst Fund
                                                                A SERIES OF STATE STREET RESEARCH SECURITIES TRUST

     2                  November 1, 2003                   State Street Research Large-Cap Value Fund
                                                           State Street Research Mid-Cap Value Fund
                                                           State Street Research Global Resources Fund
                                                                SERIES OF STATE STREET RESEARCH EQUITY TRUST

     1                  February 1, 2004                   State Street Research Mid-Cap Growth Fund
                                                           State Street Research Emerging Growth Fund
                                                           State Street Research Aurora Fund
                                                                SERIES OF STATE STREET RESEARCH CAPITAL TRUST

SHAREHOLDER ACCOUNTS

The fourth paragraph under the caption "Shareholder Accounts - Exchange Privileges" in Section II of the Statement of Additional Information is revised in its entirety as follows:

THE EXCHANGE PRIVILEGE IS NOT DESIGNED FOR USE IN CONNECTION WITH SHORT-TERM TRADING OR MARKET TIMING STRATEGIES. Subject to the foregoing, if an exchange request in good order is received by the Service Center and delivered by the Service Center to the Transfer Agent by 4:00 p.m. eastern time on any business day, the exchange usually will occur that day. For further information regarding the exchange privilege, shareholders should contact the Service Center.

CONTROL NUMBER: (exp0205)SSR-LD                                 SSR-8302-0204